Accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis of note receivables [Abstract]
Accounts Receivables	R$ 23,657,402	R$ 16,076,540
Expected credit losses	(440,631)	(159,527)
Past due after 91 days
Maturity analysis of note receivables [Abstract]
Accounts Receivables	155,495	72,152
Past due within 31 to 90 days
Maturity analysis of note receivables [Abstract]
Accounts Receivables	32,703	15,156
Past due within 30 days
Maturity analysis of note receivables [Abstract]
Accounts Receivables	25,445	10,337
Due within 30 days
Maturity analysis of note receivables [Abstract]
Accounts Receivables	4,214,521	7,013,196
Due within 31 to 120 days
Maturity analysis of note receivables [Abstract]
Accounts Receivables	12,033,372	6,129,039
Due within 121 to 180 days
Maturity analysis of note receivables [Abstract]
Accounts Receivables	3,457,830	1,509,449
Due within 181 to 360 days
Maturity analysis of note receivables [Abstract]
Accounts Receivables	3,808,539	1,453,167
Due after 360 days
Maturity analysis of note receivables [Abstract]
Accounts Receivables	R$ 370,128	R$ 33,570